Disposal of Subsidiaries - Schedule of Gain on Disposal (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Gain on Disposal [Abstract]
Consideration	$ 233,880
Less: Net assets disposed	(202,842)
Add: Foreign currency translation reserve recycled	(2,283)
Total gain on loss disposal	$ 28,755